Net finance costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income:
Income from financial investments	R$ 7,406	R$ 4,321	R$ 2,626
Foreign-exchange gain	136,544	46,302	28,135
Gains on derivatives	25,655	18,585	16,652
Interest received	2,549	99	170
Monetary variation	117	314	29
Other finance income	725	195	196
Finance income	172,996	69,816	47,808
Finance costs:
Exchange variation loss	(131,970)	(49,237)	(20,080)
Loss on derivatives	(15,366)	(18,112)	(31,575)
Interest and charges on loans and leases	(73,837)	(29,729)	(10,304)
Bank guarantee expenses	(471)	(17)	(17)
Commissions and brokerage	0	(2,598)	0
Monetary variation	(9,018)	(3,092)	0
Other finance costs	(15,980)	(1,263)	(1,285)
Finance costs	(246,642)	(104,048)	(63,261)
Net finance costs	R$ (73,646)	R$ (34,232)	R$ (15,453)